Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions
16.	Related Party Transactions

Transactions with Key Management Personnel

The Company has identified its Board of Directors, Executive Chairman, Chief Executive Officer (“CEO”), and Chief Financial Officer (“CFO”) as its key management personnel who have the authority and responsibility for planning, directing and controlling the Company’s main activities.

For the six months ended June 30,	2026	2025
Key Management Remuneration	$409,589	$226,745
Stock-based compensation	–	–
	$409,589	$226,745

The Key Management remuneration is included in Consulting and Professional Fees and Personnel Expenses in the Statement of Operations.

As of June 30, 2026, the Company has balances payable to related parties of $759,995 (December 31, 2025 – $640,546) as below:

a.	Included within accounts payable and accrued liabilities at June 30, 2026 is remuneration payable to key management totaling $759,995 (December 31, 2025 – $640,546), which includes amounts owing to the following current and former directors and officers of the Company:

●	current directors and officers:

i.	$48,000 owing to J Dhaliwal (December 31, 2025 – $32,000);

ii.	$2,585 owing to G Deol (December 31, 2025 – $2,298);

iii.	$24,000 owing to K Field (December 31, 2025 – $8,000);

iv.	$305,225 owing to D Jenkins (December 31, 2025 – $259,435);

v.	$201,392 owing to C Cooper (December 31, 2025 – $192,175);

vi.	$104,380 owing to U Chaudhry (December 31, 2025 – $69,333);

vii.	$16,904 owing to E Contreras (December 31, 2025 – $17,555);

viii.	$39,877 owing to D Gordon (December 31, 2025 – $41,368); and

ix.	$17,632 owing from F Suarez (December 31, 2025 – $18,382).

b.	The Company has the following loans outstanding to 1248787 B.C. Ltd. (“1248787”), a company controlled by Jatinder Dhaliwal, a director of the Akanda:

i.	On August 18, 2023, the Company received a loan of C$24,000 ($17,714) from 1248787. The loan is unsecured, bears interest of 18% per annum and payable within 12 months. During the year ended December 31, 2025, the Company recorded interest expense of $1,076 (2024 – $3,157) and paid the loan in full.

ii.	On September 27, 2023, the Company received a loan of C$3,000 ($2,219) from 1248787. The loan is unsecured, bears interest of 18% per annum and payable within 12 months. During the year ended December 31, 2025, the Company recorded interest expense of $134 (2024 – $395) and paid the loan in full.

iii.	On October 13, 2023, the Company received a loan of C$40,000 ($29,258) from 1248787. The loan is unsecured, bears interest of 18% per annum and payable within 12 months. During the year ended December 31, 2025, the Company recorded interest expense of $1,793 (2024 – $5,259) and paid the loan in full.

As of June 30, 2026, the Company has balances receivable from related parties of $nil (December 31, 2025 – $nil) as below:

a.	Advances - Halo

During the year ended December 31, 2024, the Company paid and accrued an amount of $15,969 (CAD21,875) of fees for services rendered by certain legal firms to Halo, a company controlled by the interim CEO of the Company. The transactions were accounted by the Company as advances or loans to Halo. The loans are non-interest bearing, unsecured and has no specific terms of repayment.

During the year ended December 31, 2025, the Company paid an additional amount of $220,030 (CAD307,437) of fees for services rendered by certain legal firms to Halo. These amounts, accounted as loans, are non-interest bearing, unsecured and have no specific terms of repayment. During the year ended December 31, 2025, the Company determined that the full loan receivable balance are no longer collectible from Halo and recognized a write-off of $235,686.

b.	The Company has the following loan receivable from First Towers, a company controlled by Christopher Cooper, a director of Akanda:

On November 21, 2024, the Company entered into a Bridge Loan Agreement with First Towers & Fiber Corp., a corporation incorporated under the laws of the Province of British Columbia (“First Towers”), pursuant to which the Company agreed to loan to First Towers $350,000 (the “Loan”). Interest of the prime rate (as defined in the Loan Agreement) plus 2% will accrue and be calculated daily on the principal amount of the Loan on the basis of the actual number of days the Loan is outstanding in a year of 365 or 366 days, as applicable, and will be compounded and payable monthly in arrears on the first business day of each month.

Pursuant to the Bridge Loan Agreement, the Company shall also advance to First Towers a $1,000,000 loan on the same terms as the existing Loan Agreement. As of December 31, 2025, the Company lent out a total of $423,000. As at December 31, 2025, the loan receivable balance including interest was terminated in consolidation as of the closing of the First Towers Transaction on August 19, 2025.

The Company’s related party transactions are measured at the exchange amount which is the amount of consideration established and agreed to by the related parties.